Organization and Operations (Details) (USD $)	1 Months Ended
	Dec. 31, 2013	Nov. 30, 2013	Oct. 31, 2013	Dec. 31, 2012
Organization and Operations
Accumulated deficit since inception	$ 62,569,000			$ 28,622,000
Number of shares of common stock sold in IPO		6,800,000
Public offering price of common shares (in dollars per share)		$ 16.00
Number of shares issued upon the exercise of option by underwriters	1,020,000
Net proceeds from the IPO	$ 113,200,000
Reverse stock split ratio of the common stock			0.3030
Number of shares of common stock issued upon automatic conversion of outstanding convertible preferred stock		19,114,241